COHEN & CZARNIK LLP
                              641 Lexington Avenue
                                   19th Floor
                            New York, New York 10022
                                 (212) 371-8505

                                                              November 22, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza

Washington, D.C.  20001



         Re:        Sonoma College, Inc.
                    Registration Statement on Form SB-2
                    -----------------------------------------------------


Dear Ladies and Gentlemen:

                  On behalf of Sonoma College, Inc. (the "COMPANY"), we are transmitting via EDGAR for filing a copy of the Company's registration statement on Form SB-2 (including exhibits) relating to the registration under the Securities Act of 1933, as amended, of 6,197,272 shares of the Company's common stock, par value $0.0001 per share.

                  Should you have any questions or comments with respect to the enclosure, please do not hesitate to contact the undersigned at (212) 371-8500 or Jan P. Cohen, Esq. at (212) 371-8500.

                                                        Very truly yours,

                                                        /s/Stephen J. Czarnik

                                                        Stephen J. Czarnik

cc:  Mr. Charles D. Newman